Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Net loss from continuing operations	$ (1,590,735)	$ (1,314,093)	$ (29,425)
Adjustments to reconcile net loss to net cash flows from operating activities:
Interest and accretion expense (Notes 14)	506,794	300,690	129,195
Interest income (Note 13)	(61,302)	(21,671)	(311)
Depreciation and amortization (Note 8)	228,387	184,758	76,287
Share based compensation expense (Note 17)	8,711	30,753	16,198
Non-cash inventory fair value adjustments (Note 7)	311	21,412	33,932
Fair value (gain) loss (Note 21)	1,406	(8,929)	(99)
Impairments (Notes 8 & 9)	1,194,765	1,132,243	0
Income tax expense (recovery) (Note 12)	(36,757)	(34,801)	(23,064)
Realized loss on foreign exchange forward contract	0	0	5,126
Fair value (gain) loss on derivative financial instruments (Note 13)	109,580	2,620	0
Gain on debt settlement (Note 14)	(21,188)	0	0
Unrealized foreign exchange (gain) loss	(72,891)	128,574	0
Contingent consideration paid (Note 21)	(10,348)	(4,037)	0
Income taxes paid	(23,116)	(20,283)	(16,220)
Income tax refunds	4,933	0	0
Other non-cash items	2,169	1,177	338
Changes in non-cash working capital (Note 27)	42,440	6,088	(67,535)
Cash flows from operating activities - continuing operations	283,159	404,501	124,422
Cash flows from operating activities - discontinued operations	0	3,789	(2,417)
Net cash flows from operating activities	283,159	408,290	122,005
Cash flows used in investing activities
Purchase consideration paid	0	(30,677)	(3,807,160)
Purchase of fixed assets and development costs	(2,469)	(1,881)	(2,048)
Proceeds from sale of assets	1,108	0	10,000
Interest earned	824	966	0
Net cash flows used in investing activities	(537)	(31,592)	(3,799,208)
Cash flows (used in) from financing activities
Proceeds from credit facilities (Note 14)	0	350,000	4,154,500
Deferred financing costs paid	0	(20,275)	(203,032)
Proceeds from exercise of options	0	84	6,233
Repayment of long-term debt (Note 14)	(57,279)	(18,193)	(880,104)
Proceeds from issuance of common shares	0	0	805,140
Equity issuance costs paid	0	0	(21,289)
Loss on foreign exchange forward contract	0	0	(5,126)
Contingent consideration paid (Note 21)	(97,420)	(143,170)	(4,074)
Interest paid (Notes 13 & 14)	(294,297)	(251,734)	(42,878)
Interest received (Note 13)	76,616	0	0
Dividends paid	0	(11,477)	(10,060)
Net cash flows (used in) from financing activities	(372,380)	(94,765)	3,799,310
Net change in cash and cash equivalents	(89,758)	281,933	122,107
Effects of exchange rate changes on cash and cash equivalents	18,871	(39,464)	(9,429)
Cash and cash equivalents, beginning of year	397,917	155,448	42,770
Cash and cash equivalents, end of year	$ 327,030	$ 397,917	$ 155,448